Share Based Compensation	3 Months Ended
Mar. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share Based Compensation

Note 5 – Share Based Compensation

On March 22, 2021 the Company issued a total of 2,000,000 non-statutory stock options to four individuals, three of whom are Directors of the Company, the other an independent technical consultant that is helping design our 2021 exploration programs at Excelsior Spring. Upon vesting, each option is exercisable to purchase one share of common stock at a price of $0.09 per share. The options vest 50% upon issuance, and 25% on each of the first and second anniversaries of the grant date.

We estimated the fair value of the options using the Black-Scholes option pricing model, which includes assumptions for expected dividends, expected share price volatility, risk-free interest rate, and expected life of the options. Our expected volatility assumption is based on our historical weekly closing price of our stock over a period equivalent to the expected remaining life of the options. The total estimated fair value of the options utilized the following assumptions:

Expected volatility	211%
Expected life	3.4 years
Risk free interest rate	0.31%

The calculations resulted in the total fair value of the options issued to be $190,202. We expense share-based compensation using the straight-line method over the vesting term of the award for our employees and directors and over the expected service term for our non-employee consultants. As such, a stock-based compensation charges totaling of $11,888 have been charged during the three months ended March 31, 2022. A summary of the stock options as of March 31, 2022 and changes during the periods are presented below:

Weighted
Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	(Years)	Value
Balance at December 31, 2020	–	$–	–	$–
Exercised	–	–	–	–
Issued	2,000,000	0.09	4.2	–
Canceled	–	–	–	–
Balance at December 31, 2021	2,000,000	0.09	4.2	80,000
Exercised	–	–	–	–
Issued	–	–	–	–
Canceled	–	–	–	–
Balance at March 31, 2022	2,000,000	0.09	4.0	–
Options exercisable at March 31, 2022	1,500,000	0.09	4.0	–

Also, on March 22, 2021 the Company agreed to issue a total of 300,000 restricted stock units at a price of $0.10 per share to the independent technical consultant helping design our 2021 exploration programs at Excelsior Springs. However, the shares shall not be issued until such time the individual either provides a written request or his termination date, whichever is sooner. The shares shall have no voting rights until issued. As such, we have recorded stock-based compensation in the amount of $30,000.